General and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits:
Salaries	₩ 3,034,543	₩ 2,918,065	₩ 2,736,604
Defined contribution	36,660	35,972	23,745
Defined benefit	184,753	168,732	133,749
Termination benefits	94,723	122,732	115,275
Subtotal	3,350,679	3,245,501	3,009,373
Entertainment	34,963	36,931	30,442
Depreciation	475,506	479,657	171,771
Amortization	129,976	99,208	73,575
Taxes and utility bills	197,996	197,691	176,133
Advertising	204,308	265,739	287,688
Research	20,271	17,742	13,928
Others	798,774	792,205	978,665
General and administrative expenses	₩ 5,212,473	₩ 5,134,674	₩ 4,741,575